CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Schedule Of note payable, and finance lease obligations
	2024	2023
Equity	$125,399	$106,001
Equipment loan obligations	193	359
Finance lease obligations	2,436	3,095
	$128,028	$109,455